Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Reconcilitation of Effective Tax Rate and Federal Statutory Tax Rate

A reconciliation of the differences between the effective tax rates of the Company for the years ended December 31, 2017 and 2018, respectively, and the U.S. federal statutory tax rate are as follows:

	Year Ended December 31,
	2017	2018
Statutory tax rate	34.0%	21.0%
State taxes, net of federal benefit	4.1	5.0
Share-based compensation	-0.6	-1.0
Change in derivative liability	-0.3	-0.5
Non-deductible interest expense	-6.6	-3.1
Other	0.2	0.0
Tax credits	0.0	3.0
Change in valuation allowance	-10.0	-24.4
Impact of 2018 tax rate changes on temporary differences	-20.8	0.0

Effective income tax rate	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities at December 31, 2017 and 2018 are as follows (in thousands):

	December 31,
	2017	2018
Deferred tax assets:
Operating tax losses	$2,665	$6,288
Tax credit carryforwards	-	537
Accrued expenses	66	134
Share-based compensation	131	166

Deferred tax assets	2,862	7,125

Valuation allowance	(2,860)	(7,122)

Deferred tax liabilities:
Depreciation	(2)	(3)

Deferred tax liabilities	(2)	(3)

	$-	$-